Separation And Employment Agreements	12 Months Ended
Dec. 31, 2010
Separation And Employment Agreements [Abstract]
Separation And Employment Agreements

Note 14 – SEPARATION AND EMPLOYMENT AGREEMENTS

2010

Pursuant to the Employment Agreement between the Company and Susan Jones (as previously amended and extended, the "Employment Agreement"), the term of Ms. Jones' contract with the Company ended May 12, 2010 and her employment with the Company ceased at that time. Under the terms of the Employment Agreement between Susan Jones and the Company, Ms. Jones was entitled to a payment of eighteen months salary totaling approximately $473 thousand which payment was made as of June 30, 2010, incentive payments of 1% of revenue paid quarterly for a period of eighteen months, continuation of health insurance for twenty four months and a moving allowance for personal effects of $7.5 thousand. In addition, 12,696 unvested options immediately vested and became exercisable upon termination.  As a result, the Company took a one-time non-cash compensation charge of $28 thousand in the second quarter of 2010.

The Company accounted for the incentive payments under guidance that benefits provided in accordance with an agreement be recorded as a liability when it is probable that the employee is entitled to the benefits and the amount can be reasonably estimated.  At June 30, 2010, the Company estimated that $440 thousand was a reasonable estimate of the eighteen months of incentive payments and approximately $21 thousand was a reasonable estimate for the continuation of health insurance for twenty four months.  Thus, at that time the Company recorded a liability of approximately $469 thousand which included the incentive payments, health insurance coverage, and the moving allowance and the associated expense as a selling, general and administrative expense in the financial statements issued for the period ended June 30, 2010.  At December 31, 2010, the Company reviewed the estimates and assessed the liability for the incentive payments and health insurance coverage, and recorded an additional liability of $175 thousand.   Total severance expense for 2010 was $1.1 million.

2009

On May 8, 2009, the Company signed a three year executive employment agreement with Paul Campbell to serve as the Company's Chief Financial Officer, Senior Vice President and Treasurer.  Mr. Campbell had been serving as the Company's Interim Chief Financial Officer since April 15, 2008.  Pursuant to the employment agreement, Mr. Campbell is paid an annual salary of $282 thousand and was granted options to purchase 340,000 shares of the Company's common stock which are exercisable at $1.09 per share, the market price on the date of the grant.  The options vest as follows:  one third of the options vest immediately and one third will vest annually on the subsequent two anniversary dates.   If Mr. Campbell voluntarily terminates his employment with the Company, other than for good reason as defined in the employment agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination.  The Company may terminate Mr. Campbell's employment with or without cause.  If the Company terminates without cause, Mr. Campbell will be entitled to one year of salary.

In connection with the employment of Paul Campbell, the Company entered into an agreement with Tatum LLC ("Tatum").  Pursuant to the agreement with Tatum, the Company paid Tatum a signing fee of approximately $99 thousand and shall pay Tatum $1 thousand per month for as long as Mr. Campbell is employed by eMagin.  In addition, the Company granted Tatum 60,000 options with the same vesting and exercise price as Mr. Campbell's and will pay Tatum 15% of any cash bonus that is paid to Mr. Campbell.

2008

Effective June 1, 2008, Andrew G. Sculley became the Company's Chief Executive Officer, President and Director pursuant to a three year employment agreement dated May 13, 2008. Pursuant to the agreement, Mr. Sculley will be paid a salary of $300 thousand, per annum, increasing to $310 thousand, per annum, after six months and to $320 thousand, per annum, at the end of the first year.  Mr. Sculley was granted 500,000 qualified stock options which are exercisable at $0.81 per share, the market price on the date of the grant.   The options vested as follows:  166,667 shares vested immediately, 166,667 vested on the first anniversary date, and 166,666 vested on the second anniversary date.   If Mr. Sculley voluntarily terminates his employment with the Company, other than for good reason as defined in the employment agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination.  The Company may terminate Mr. Sculley's employment with or without cause.  If the Company terminates without cause, Mr. Sculley will be entitled to one year of salary.

Effective April 15, 2008, Mr. Paul Campbell began serving as the Company's Interim Chief Financial Officer pursuant to an agreement between the Company and Tatum, LLC, dated April 2, 2008 (the "Tatum Agreement").  Pursuant to the Tatum Agreement, for a minimum term of three months, Mr. Campbell was paid a salary of $24.5 thousand per month and the Company also paid Tatum a fee of $10.5 thousand per month plus $300 per business day.  The Tatum Agreement was modified in January 2009 to exclude the $300 per business day. Either party may terminate the Tatum Agreement by providing the other with at least 30 days notice.

Effective April 14, 2008, Michael D. Fowler, the Company's Interim Chief Financial Officer, resigned his position with the Company. There was no separation agreement executed between Mr. Fowler and the Company. Michael D. Fowler became the Company's Interim Chief Financial Officer effective December 27, 2007.

Effective January 31, 2008, K.C. Park resigned as Interim Chief Executive Officer, President and Director.  Dr. Park and the Company entered into a Separation Agreement and General Release ("Separation Agreement").  The Company recorded severance expense of $60 thousand.  Dr. Park and the Company also entered into a Consulting Agreement ("Agreement") for the term, February 1 through August 1, 2008.  Dr. Park was paid a sum of $75 thousand.  In addition to the compensation, Dr. Park received non-qualified stock options to acquire 56,250 shares of common stock which were fully vested and exercisable on the dates of the grant.   On May 1, 2008, Dr. Park received non-qualified stock options to acquire 51,703 shares of common stock at the fair market value and are fully vested.

Effective January 30, 2008, the Company entered into an amended employment agreement with Susan K. Jones, Chief Business Officer.  The amended agreement provided for an annual base salary of $315 thousand, an extension of the term of the agreement to January 31, 2010, modification and clarification of the basis for the incentive component of her salary, and extension of the change-of-control/material change/termination-without-cause compensation payout periods to the greater of 18 months or the remaining term of the amended employment agreement.

Effective January 2, 2008, John Atherly resigned as Chief Financial Officer.  There was no separation agreement executed between Mr. Atherly and the Company.